Basis of Presentation (Details) - Schedule of proforma results of operations - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule Of Proforma Results Of Operations Abstract
Total Revenues		$ 26,519	$ 13,394
Net Loss	[1]	$ (24,160)	$ (1,993)
Net Loss per share - basic and diluted (in Dollars per share)		$ (0.174)	$ (0.026)
Weighted Average Shares Outstanding - basic and diluted (in Shares)		139,061,084	75,540,013
Merger charges	[2]	$ 22,004
Restructuring fee	[2]	2,000
Transaction costs - Accounting acquirer and acquiree	[2]	3,093
Total Nonrecurring Pro forma Adjustments	[2]	$ 27,097

[1]	Net Loss does not include supplemental pro forma information included in (a) above.
[2]	Supplemental Pro forma Information consists of material, nonrecurring pro forma adjustments directly attributable to the reverse acquisition and Sysorex Recapitalization